Note 1 - Summary of Significant Accounting Policies (Details Textual) $ in Millions	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Number of States in which Entity Operates	8
Advertising Expense	$ 3.5	$ 2.7	$ 2.2
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Top Ten Customers [Member]
Concentration Risk, Percentage	53.00%	52.00%
Other Assets [Member]
Debt Issuance Costs, Net	$ 1.7
Current and Non-Current Portion of Long Term Debt [Member]
Debt Issuance Costs, Net	$ 0.7
Seneca Food Plants [Member]
Number of Real Estate Properties	26